CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 43,256			$ 46,859				$ 47,012
Other current assets	411			293				331
Total current assets	43,667			47,152				47,343
Deferred tax asset	26			17				359
Total assets	43,693			47,169				47,702
Current liabilities:
Accounts payable	331			331				331
Accrued expenses and other current liabilities	209			72				108
Dividends payable on Series C preferred stock				1,275				1,275
Total current liabilities	540			1,678				1,714
Commitments and contingencies
Stockholders' (deficit) equity:
Preferred stock - $0.01 par value, authorized 2,960,000 shares; no shares issued and outstanding at September 30, 2025 and December 31, 2024
Common stock - $0.01 par value, authorized 170,000,000 shares; issued and outstanding 74,214,603 shares at September 30, 2025 and December 31, 2024	742			742				742
Additional paid-in capital	70,565			72,158				73,433
Accumulated deficit	(72,230)			(69,892)				(70,670)
Total stockholders' (deficit) equity	(923)	$ 432	$ 1,953	3,008	$ 2,762	$ 3,039	$ 3,294	3,505	$ 3,407
Total liabilities, mezzanine equity and stockholders' (deficit) equity	43,693			47,169				47,702
Mezzanine Equity - Series C Preferred Stock
Mezzanine equity:
Series C preferred stock - $0.01 par value, 40,000 shares authorized, issued and outstanding (liquidation value $1,102 and $1,062 per share) at September 30, 2025 and December 31, 2024	$ 44,076			$ 42,483				$ 42,483